UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA		January 26, 2001

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$216,312,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100      434     8960 SH       SOLE                     8960
Agilent Technologies, Inc.     com              00846u101     2399    43809 SH       SOLE                    43809
Amer Intl Group                com              026874107     7614    77246 SH       SOLE                    77246
American Express               com              025816109     5304    96550 SH       SOLE                    96550
American Home Products         com              026609107      222     3500 SH       SOLE                     3500
Amgen Inc.                     com              031162100     1164    18200 SH       SOLE                    18200
Anheuser-Busch                 com              035229103     1183    26000 SH       SOLE                    26000
Applied Materials Inc          com              038222105     2868    75100 SH       SOLE                    75100
BP Amoco PLC - Spons ADR (Name com              055622104      203     4244 SH       SOLE                     4244
Bank of America Corp           com              060505104      753    16407 SH       SOLE                    16407
Bank of New York Inc           com              064057102     1868    33850 SH       SOLE                    33850
BellSouth Corp                 com              079860102      246     6000 SH       SOLE                     6000
Biogen Inc                     com              090597105     4243    70650 SH       SOLE                    70650
Black & Decker Corp            com              091797100      820    20900 SH       SOLE                    20900
Boeing                         com              097023105     1142    17300 SH       SOLE                    17300
Bristol-Myers Squibb Co.       com              110122108      997    13485 SH       SOLE                    13485
Charles Schwab Corp            com              808513105     4196   147875 SH       SOLE                   147875
Chevron Corp                   com              166751107      303     3588 SH       SOLE                     3588
Chubb Corp                     com              171232101      398     4600 SH       SOLE                     4600
Ciena Corp                     com              171779101     7874    96915 SH       SOLE                    96915
Cisco Systems Inc              com              17275R102     5015   131124 SH       SOLE                   131124
Citigroup Inc                  com              172967101     6892   134963 SH       SOLE                   134963
Coca Cola Co.                  com              191216100      969    15900 SH       SOLE                    15900
Comverse Technology Inc        com              205862402     4595    42300 SH       SOLE                    42300
Costco Wholesale Corp (n/c 8/9 com              22160k105      487    12200 SH       SOLE                    12200
Cox Communications Inc. Class  com              224044107      405     8688 SH       SOLE                     8688
EMC Corporation                com              268648102     8100   121810 SH       SOLE                   121810
El Paso Energy Corp            com              283905107     4407    61534 SH       SOLE                    61534
Enron Corp.                    com              293561106      332     4000 SH       SOLE                     4000
Exxon Mobil Corporation        com              30231g102      862     9916 SH       SOLE                     9916
Federal National Mortgage Asso com              313586109      351     4045 SH       SOLE                     4045
First Data Corp                com              319963104      274     5200 SH       SOLE                     5200
Ford Motor Co.                 com              345370860      215     9176 SH       SOLE                     9176
General Electric               com              369604103     6333   132110 SH       SOLE                   132110
Grant Prideco Inc.             com              38821g101     1748    79684 SH       SOLE                    79684
Guidant Corporation (spinoff f com              401698105      389     7220 SH       SOLE                     7220
Halliburton Co                 com              406216101     3200    88267 SH       SOLE                    88267
Home Depot                     com              437076102     5879   128680 SH       SOLE                   128680
Honeywell International Inc.   com              438516106     3666    77487 SH       SOLE                    77487
I. B. M.                       com              459200101     1032    12147 SH       SOLE                    12147
IMS Health Inc.                com              449934108     4331   160400 SH       SOLE                   160400
Intel Corp.                    com              458140100     5397   179535 SH       SOLE                   179535
Johnson & Johnson              com              478160104      813     7736 SH       SOLE                     7736
Kimberly Clark Corp.           com              494368103     7325   103617 SH       SOLE                   103617
Kroger Co.                     com              501044101     4309   159210 SH       SOLE                   159210
Lilly (Eli)                    com              532457108     6496    69800 SH       SOLE                    69800
Loews Corp.                    com              540424108      249     2400 SH       SOLE                     2400
Merck & Co.                    com              589331107     5961    63672 SH       SOLE                    63672
Merrill Lynch & Co             com              590188108      218     3200 SH       SOLE                     3200
Microsoft                      com              594918104     6200   142949 SH       SOLE                   142949
Morgan Stanley Dean Witter & C com              617446448     4755    60000 SH       SOLE                    60000
NASDAQ-100 Shares              com              631100104      670    11482 SH       SOLE                    11482
Nike Inc Class B               com              654106103     8768   157100 SH       SOLE                   157100
Nokia Corporation - Spons ADR  com              654902204      257     5900 SH       SOLE                     5900
Nortel Networks Corp           com              656568102     2395    74700 SH       SOLE                    74700
Oracle Sys Corp.               com              68389X105      325    11200 SH       SOLE                    11200
Paccar Inc.                    com              693718108      299     6080 SH       SOLE                     6080
Palm Inc                       com              696421072      222     7832 SH       SOLE                     7832
Pepsico Inc.                   com              713448108      258     5200 SH       SOLE                     5200
Pfizer                         com              717081103     6205   134900 SH       SOLE                   134900
Philip Morris                  com              718154107      484    11000 SH       SOLE                    11000
Potlatch Corp                  com              737628107      235     7000 SH       SOLE                     7000
Procter & Gamble               com              742718109      275     3500 SH       SOLE                     3500
Quaker Oats Co.                com              747402105      438     4500 SH       SOLE                     4500
Qwest Communications Intl      com              749121109     4192   102250 SH       SOLE                   102250
Reuters Group PLC - Spons ADR  com              76132m102      307     3120 SH       SOLE                     3120
Royal Dutch Petro-NY Shares (e com              780257804      431     7110 SH       SOLE                     7110
S&P 500 Depository Receipt     com              78462f103     1061     8090 SH       SOLE                     8090
S&P Europe 350 iShares Trust   com              464287861      261     3400 SH       SOLE                     3400
S&P Mid-Cap 400 Depository Rec com              595635103     3383    35850 SH       SOLE                    35850
SBC Communications Inc         com              78387G103      317     6641 SH       SOLE                     6641
Safeco Corp.                   com              786429100      689    20950 SH       SOLE                    20950
Schlumberger Ltd.              com              806857108      241     3015 SH       SOLE                     3015
SmithKline Beecham PLC ADR rep com              832378301      249     4000 SH       SOLE                     4000
Spiegel Inc -Cl A              com              848457107      126    29300 SH       SOLE                    29300
Starbucks Corporation          com              855244109    11525   260459 SH       SOLE                   260459
Sun Microsystems Inc.          com              866810104      628    22530 SH       SOLE                    22530
Sysco Corp.                    com              871829107      389    12960 SH       SOLE                    12960
Telefonica de Espana           com              879382208      318     6364 SH       SOLE                     6364
Texas Instruments              com              882508104     4245    89600 SH       SOLE                    89600
Tiffany & Company              com              886547108     5941   187868 SH       SOLE                   187868
Tribune Company                com              896047107      222     5257 SH       SOLE                     5257
Tyco International Ltd         com              902124106     3205    57752 SH       SOLE                    57752
U.S. Bancorp                   com              902973106      255     8747 SH       SOLE                     8747
Varian Semiconductor Equipment com              922207105     2346    98800 SH       SOLE                    98800
Weatherford International Inc  com              947074100     4521    95684 SH       SOLE                    95684
Wells Fargo Company            com              949746101      259     4650 SH       SOLE                     4650
Weyerhaeuser Co.               com              962166104      264     5200 SH       SOLE                     5200
Alliance Bond US Govt Fund Cl  fdeq                             88 12196.650SH       SOLE                12196.650
D Witter Select Eqty Utility S fdeq             24241x262       29 26085.000SH       SOLE                26085.000
First American Intl Fund - Ins fdeq             318530623     1402 105962.584SH      SOLE               105962.584
First American Large Cap Growt fdeq             318530383      706 45305.200SH       SOLE                45305.200
First American Large Cap Value fdeq             318530771      451 23561.626SH       SOLE                23561.626
First American Mid Cap Growth  fdeq             318929601      174 17599.280SH       SOLE                17599.280
First American Mid Cap Value F fdeq             318530763      234 14863.190SH       SOLE                14863.190
First American Small Cap Growt fdeq             318530664      327 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      401 26830.030SH       SOLE                26830.030
Frank Russell Intl Fund        fdeq                            855 22520.920SH       SOLE                22520.920